As filed with the Securities and Exchange Commission on December 22, 2015

File No. 33-8982

ICA No. 811-4852

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 133	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 134

Victory Portfolios

(Exact name of Registrant as Specified in Trust Instrument)

3435 Stelzer Road

Columbus, Ohio 43219

(Address of Principal Executive Office)

(800) 539-3863

(Area Code and Telephone Number)

Copy to:

Charles Booth CITI Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio 43219 (Name and Address of Agent for Service)	Christopher K. Dyer Victory Portfolios 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144	Jay G. Baris Morrison & Foerster LLP 250 West 55th Street New York, New York 10019

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)	☒ on December 29, 2015 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 133 to the Registration Statement on Form N-1A for Victory Portfolios (the “Trust”) (“PEA No. 133”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, for the purpose of delaying, until December 29, 2015, the effectiveness of Post-Effective Amendment No. 128 (“PEA No. 128”), which was filed with the Securities and Exchange Commission (the “Commission”) via EDGAR on October 23, 2015, accession number 0001104659-15-072447.  PEA No. 133 is also being filed to include the Trust’s Amended and Restated Rule 18f-3 Multi-Class Plan as an exhibit to the Trust’s Registration Statement.  Since no other changes are intended to be made to PEA No. 128 by means of this filing, Parts A and B of PEA No. 128 are incorporated herein by reference.

PART A — PROSPECTUS

The Prospectus for the Victory Strategic Allocation Fund is incorporated by reference to Part A of PEA No. 128.

PART B — STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Victory Strategic Allocation Fund incorporated by reference to Part B of PEA No. 128.

VICTORY PORTFOLIOS

VICTORY PORTFOLIOS II

AMENDED AND RESTATED

RULE 18f-3 MULTI-CLASS PLAN

I.                                        Introduction

Victory Portfolios and Victory Portfolios II, each a Delaware statutory trust (each a “Trust”), are each organized as an open-end series investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Trust may issue multiple classes of shares of their portfolio series (each such multiple-class series is referred to herein as a “Fund” and collectively, the “Multi-Class Funds”), whether now existing or subsequently established, pursuant to the provisions of Rule 18f-3 under the 1940 Act and this Rule 18f-3 Multi-Class Plan (the “Plan”) that has been approved and adopted by the Boards of Trustees of the Trusts (the “Board”, and each member, a “Trustee”).

The Plan sets forth the method for allocating to each class of shares the Multi-Class Funds’ fees and expenses, and discusses the shareholder servicing arrangements, distribution arrangements, conversion features, exchange privileges, and other shareholder services of each class of shares of the Multi-Class Funds.  The Plan does not make any material changes to the general class arrangements and expense allocations previously approved by the Board.

The Multi-Class Funds, and the share classes each is authorized to issue representing interests in the same underlying portfolio of assets of the respective Fund, is shown in the following table:*

	Class A	Class C	Class I	Class R	Class R6	Class Y
Victory Balanced Fund	X	X	X	X		X
Victory CEMP Alternative Strategies Fund+	X	X
Victory CEMP Commodity Volatility Wtd Index Strategy Fund+	X	X	X
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund+	X	X	X
Victory CEMP Emerging Market Volatility Wtd Index Fund+	X	X	X
Victory CEMP International Enhanced Volatility Wtd Index Fund+	X	X	X
Victory CEMP International Volatility Wtd Index Fund+	X	X	X
Victory CEMP Long/Short Strategies Fund+	X	X	X
Victory CEMP Market Neutral Income Fund+	X	X	X
Victory CEMP Multi-Asset Balanced Fund+	X	X
Victory CEMP Alternative Strategies Fund+	X	X
Victory CEMP Multi-Asset Growth Fund+	X	X
Victory CEMP REC Enhanced Volatility Index Wtd Fund+	X	X	X
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund+	X	X	X		X
Victory CEMP US 500 Volatility Wtd Fund+	X	X	X		X
Victory CEMP US Small Cap Volatility Wtd Index Fund+	X	X	X
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund+	X	X	X
Victory CEMP US Large Cap High Dividend 100 Volatility Weighted Fund+	X	X	X
Victory CEMP Ultra Short Term Fixed Income Fund+	X		X
Victory Diversified Stock Fund	X	X	X	X	X	X
Victory Expedition Emerging Markets Small Cap Fund	X	X	X			X
Victory INCORE Fund for Income**	X	X	X	X	X	X
Victory INCORE Investment Grade Convertible Fund**	X		X			X

	Class A	Class C	Class I	Class R	Class R6	Class Y
Victory INCORE Total Return Bond Fund**	X	X	X	X	X	X
Victory Integrity Discovery Fund**	X	X	X	X	X	X
Victory Integrity Mid-Cap Value Fund	X	X	X	X	X	X
Victory Integrity Small-Cap Equity Fund	X	X	X	X	X	X
Victory Integrity Small/Mid-Cap Value Fund	X	X	X	X	X	X
Victory Munder Growth Opportunities Fund	X	X	X	X	X	X
Victory Munder Index 500 Fund	X	X	X	X	X	X
Victory Munder Mid-Cap Core Growth Fund	X	X	X	X	X	X
Victory Munder Small Cap Growth Fund	X	X	X	X	X	X
Victory National Municipal Bond Fund	X					X
Victory NewBridge Global Equity Fund	X	X	X	X	X	X
Victory NewBridge Large Cap Growth Fund	X	X	X	X		X
Victory Ohio Municipal Bond Fund	X					X
Victory Select Fund	X		X
Victory Special Value Fund	X	X	X	X		X
Victory Sycamore Established Value Fund	X		X	X	X	X
Victory Sycamore Small Company Opportunity Fund	X		X	X	X	X
Victory Trivalent Emerging Markets Small-Cap Fund	X	X	X	X	X	X
Victory Trivalent International Fund—Core Equity	X	X	X	X	X	X
Victory Trivalent International Small-Cap Fund	X	X	X	X	X	X

 * Table reflects classes approved by the Board of Trustees but not necessarily registered for sale.

** Name change effective October 28, 2015.

+  Name change effective November 9, 2015

II.                                   Class Arrangements

This Section summarizes the front-end sales charges, contingent deferred sales charges (“CDSC”), Rule 12b-1 distribution and shareholder services fees, conversion features and other shareholder services applicable to each particular class of shares of the Funds.  Additional details regarding such fees and services are set forth in each Fund’s current Prospectus and Statement of Additional Information (“SAI”).

A.                                    Class A Shares

1.                                      Maximum Initial Sales Charge:  5.75% (of the offering price).  Exceptions: CEMP Enhanced Fixed Income Fund, Fund for Income, Investment Grade Convertible Fund, National Municipal Bond Fund, and Ohio Municipal Bond Fund have an initial sales charge of 2.00% (of the offering price). CEMP Ultra Short Term Fixed Income Fund has an initial sales charge of 1.00% (of the offering price).

2.                                      CDSC:  A CDSC of up to 0.75% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge.

3.                                      Rule 12b-1 Distribution and Shareholder Services Fees:  Up to 0.25% per annum of average daily net assets.  Exception: Munder Index 500 Fund: up to 0.15% per annum of average daily net assets.

4.                                      Automatic Conversion Features:  None.

5.                                      Other Shareholder Services:  As provided in the Fund’s Prospectus.

B.                                    Class C Shares

1.                                      Initial Sales Charge:  None.

2.                                      CDSC:  1.00%, if shares are sold within 12 months of purchase.  The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is lower.

3.                                      Rule 12b-1 Distribution and Shareholder Services Fees:  Up to 1.00% per annum of average daily net assets (of which no more than 0.75% can be paid to finance activities primarily intended to result in the sale of shares). (Amounts paid in excess of 0.75% will be paid for shareholder services only.)

4.                                      Automatic Conversion Features:  None.

5.                                      Other Shareholder Services:  As provided in the Fund’s Prospectus.

C.                                    Class I Shares

1.                                      Initial Sales Charge:  None.

2.                                      CDSC:  None.

3.                                      Rule 12b-1 Distribution and Shareholder Services Fees:  None.

4.                                      Automatic Conversion Features:  None.

5.                                      Other Shareholder Services:  As provided in the Fund’s Prospectus.

D.                                    Class R Shares

1.                                      Maximum Initial Sales Charge:  None.

2.                                      CDSC:  None.

3.                                      Rule 12b-1 Distribution and Shareholder Services Fees:  Up to 0.50% per annum of average daily net assets.  Exception: Fund for Income: up to 0.25% per annum of average daily net assets.

4.                                      Automatic Conversion Features:  None.

5.                                      Other Shareholder Services:  As provided in the Fund’s Prospectus.

E.                                    Class R6 Shares

1.                                      Initial Sales Charge:  None.

2.                                      CDSC:  None.

3.                                      Rule 12b-1 Distribution and Shareholder Services Fees:  None.

4.                                      Automatic Conversion Features:  None.

5.                                      Other Shareholder Services:  As provided in the Fund’s Prospectus.

F.                                     Class Y Shares

1.                                      Initial Sales Charge:  None.

2.                                      CDSC:  None.

3.                                      Rule 12b-1 Distribution and Shareholder Services Fees:  None.

4.                                      Automatic Conversion Features:  None.

5.                                      Other Shareholder Services:  As provided in the Fund’s Prospectus.

III.                              Exchange Privileges

The shares of any class of any Fund may be exchanged for the shares of any other class offered by that Fund or the same class, or any other class, of any other Fund, subject to any limitations on exchanges, redemption fee, minimum investment limitation or eligibility requirements described in the applicable prospectus and SAI.  Exchanges will occur at the respective net asset values of the share classes next calculated after receipt of the exchange request, plus any applicable sales charge described in the prospectus which has not previously been paid.

IV.                               Allocation of Expenses

Pursuant to Rule 18f-3 under the 1940 Act, a Trust shall allocate to each class of shares in a Fund any fees and expenses incurred by such Trust in connection with the distribution of such class of shares under a distribution plan adopted for such class of shares pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Fees”).

In addition, pursuant to Rule 18f-3, each Trust may allocate the following fees and expenses (the “Class Expenses”) to a particular class of shares in a single Fund:

1.                                      transfer agent fees identified by the transfer agent as being attributable to such class of shares;

2.                                      printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses, reports, and proxies to current shareholders of such class of shares or to regulatory agencies with respect to such class of shares;

3.                                      blue sky registration or qualification fees incurred by such class of shares;

4.                                      Securities and Exchange Commission registration fees incurred by such class of shares;

5.                                      the expense of administrative personnel and services (including, but not limited to, those of a fund accountant or dividend paying agent charged with calculating net asset values or determining or paying dividends) as required to support the shareholders of such class of shares;

6.                                      litigation or other legal expenses relating solely to such class of shares;

7.                                      fees of the Board incurred as a result of issues relating to such class of shares;

8.                                      independent accountants’ fees relating solely to such class of shares; and

9.                                      shareholder meeting expenses for meetings of a particular class.

Class Expenses and Rule 12b-1 Fees are the only expenses allocated to the classes disproportionately.

The initial determination of fees and expenses that will be allocated by a Trust to a particular class of shares and any subsequent changes thereto will be reviewed by the Board and approved by a vote of the Board including a majority of the Trustees who are not interested persons of the Trust.  The Board will monitor conflicts of interest among the classes and agree to take any action necessary to eliminate conflicts.

Income, realized and unrealized capital gains and losses, and any expenses of a Fund not allocated to a particular class of any such Fund pursuant to this Plan shall be allocated to each class of such Fund on the basis of the relative net assets (settled share method), as defined in Rule 18f-3(c)(1), of that class in relation to the net assets of such Fund.

Any dividends and other distributions on shares of a class will differ from dividends and other distributions on shares of other classes only as a result of the allocation of Class Expenses, Rule 12b-1 Fees, and the effects of such allocations.

The expenses of a specific class or classes of a Fund may be waived or reimbursed in whole or in part by a Fund’s investment adviser, underwriter, or any other provider of services to the Fund pursuant to Rule 18f-3(b).

V.                                    Board Governance

At all times during which the Trusts elect to offer multiple classes of shares of the Multi-Class Funds pursuant to the provisions of Rule 18f-3 under the 1940 Act and this Plan: (i) any person who acts as legal counsel for the Independent Trustees will be an independent legal counsel; (ii) at least a majority of the Trustees are Independent Trustees; (iii) the Independent Trustees select and nominate any other Independent Trustee; (iv) the Board evaluates its performance and the performance of its committees at least annually, and such evaluation includes a consideration of the effectiveness of the Board’s committee structure and the number of Funds served by each Trustee; (v) the Independent Trustees meet at least once quarterly in a session comprised of only the Independent Trustees; and (vi) the Independent Trustees have been authorized to hire employees and to retain advisers and experts necessary to carry out their duties.

VI.                               Board Review

The Board shall review this Plan as frequently as it deems necessary.  Prior to any material amendment(s) to this Plan, the Board, including a majority of Independent Trustees shall find that the Plan, as proposed to be amended (including any proposed amendments to the method of allocating Class Expenses and/or Fund expenses), is in the best interest of each class of shares of a Fund individually and the Multi-Class Funds as a whole.  In considering whether to approve any proposed amendment(s) to the Plan, the Board shall request and evaluate such information as it considers reasonably necessary to evaluate the proposed amendment(s) to the Plan.  Such information shall address the issue of whether any waivers or reimbursements of advisory or administrative fees could be considered a cross-subsidization of one class by another and other potential conflicts of interest between classes.

In making its initial determination to approve the Plan and in approving any subsequent amendments, the Board shall focus on, among other things, the relationship between or among the classes and examine potential conflicts of interest among classes (including those potentially involving a cross-subsidization between classes) regarding the allocation of fees, services, waivers and reimbursements of expenses, and voting rights.  The Board shall evaluate the level of services provided to each class and the cost of those services to ensure that the services are appropriate and the allocation of expenses is reasonable.  In approving any subsequent amendments to the Plan, the Board shall focus on and evaluate any additional factors as it deems necessary.

Adopted:                                             May 24, 1995; Effective June 5, 1995 (Victory Portfolios)

October 21, 2015 (Victory Portfolios II)

Amended and Restated:

December 6, 1995	September 30, 2000	February 24, 2012*
February 14, 1996	May 23, 2001	October 24, 2012
May 31, 1996	February 26, 2002	February 20, 2013
February 19, 1997	December 3, 2002	February 20, 2013**
October 2, 1997	February 5, 2003	October 23, 2013
December 3, 1997	December 10, 2003	December 4, 2013
August 28, 1998	February 10, 2004	February 19, 2014
December 11, 1998	September 30, 2004	May 22, 2014
February 23, 1999	March 23, 2005	December 3, 2014
May 11, 1999	February 27, 2008	February 18, 2015
August 17, 1999	October 22, 2008	August 19, 2015
December 1, 1999	December 2, 2009	October 21, 2015
February 23, 2000	February 23, 2011
May 23, 2000	November 30, 2011

* Effective April 30, 2012

**Effective upon liquidation of the index Funds and approval by shareholders of the Class A 12b-1 Plan.

Registration Statement

of

VICTORY PORTFOLIOS

on

Form N-1A

PART C. OTHER INFORMATION

Item 28.

Exhibits:

(a)(1)(a)	Certificate of Trust dated December 6, 1995.(6)

(a)(1)(b)	Certificate of Amendment dated August 19, 2015 to the Certificate of Trust. (29)

(a)(2)(a)	Delaware Trust Instrument dated December 6, 1995, as amended March 27, 2000.(2)

(a)(2)(b)	Schedule A to the Trust Instrument, current as of October 7, 2013.(6)

(a)(2)(c)	Schedule A to the Trust Instrument, current as of December 19, 2013.(17)

(a)(2)(d)	Schedule A to the Trust Instrument, current as of May 22, 2014.(12)

(a)(2)(e)	Schedule A to the Trust Instrument, current as of February 18, 2015.(28)

(a)(2)(f)	Amendment to Delaware Trust Instrument dated as of August 19, 2015. (29)

(b)	Bylaws, Amended and Restated as of August 26, 2009.(4)

(c)

The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a)(2)(a) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d)(1)(a)	Investment Advisory Agreement dated August 1, 2013 between Registrant and Victory Capital Management Inc. (“VCM” or the “Adviser”).(6)

(d)(1)(b)	Schedule A to the Advisory Agreement dated August 1, 2013, current as of August 1, 2013.(6)

(d)(1)(c)	Schedule A to the Advisory Agreement dated August 1, 2013, current as of August 15, 2013.(6)

(d)(1)(d)	Schedule A to Advisory Agreement dated August 1, 2013, current as of October 23, 2013.(7)

(d)(1)(e)	Schedule A to Advisory Agreement dated August 1, 2013, current as of February 19, 2014.(17)

(d)(1)(f)	Schedule A to Advisory Agreement dated August 1, 2013, current as of May 22, 2014.(11)

(d)(1)(g)	Schedule A to Advisory Agreement dated August 1, 2013, current as of February 18, 2015.(28)

(d)(2)(a)	Sub-Investment Advisory Agreement dated August 1, 2013 between Registrant, the Adviser and KPB Investment Advisors LLC regarding the National Municipal Bond and Ohio Municipal Bond Funds.(6)

(d)(2)(b)	Schedule A to Sub-Advisory Agreement dated August 1, 2013, current as of August 1, 2013. (6)

(d)(3)	Form of Sub-Investment Advisory Agreement between Registrant, the Adviser and World Asset Management, Inc. regarding the Munder Index 500 Fund.(11)

(e)(1)	Distribution Agreement dated August 1, 2013 between Registrant and Victory Capital Advisers, Inc.(6)

(e)(2)	Schedule I to the Distribution Agreement dated August 1, 2013, current as of August 1, 2013.(6)

(e)(3)	Schedule I to the Distribution Agreement dated August 1, 2013, current as of October 23, 2013. (7)

(e)(4)	Schedule I to the Distribution Agreement dated August 1, 2013, current as of February 19, 2014.(17)

(e)(5)	Schedule I to the Distribution Agreement dated August 1, 2013, current as of May 22, 2014.(11)

(e)(6)	Schedule I to the Distribution Agreement dated August 1, 2013, current as of February 18, 2015.(28)

(f)	None.

(g)(1)(a)	Mutual Fund Custody Agreement dated July 1, 2011 between Registrant and KeyBank National Association (“KeyBank”).(3)

(g)(1)(a)(i)	Attachment A to the Mutual Fund Custody Agreement, as of October 23, 2013.(7)

(g)(1)(a)(ii)	Schedule I to the Mutual Fund Custody Agreement, as of October 23, 2013.(7)

(g)(1)(a)(iii)	Attachment A to the Mutual Fund Custody Agreement, as of May 22, 2014.(11)

(g)(1)(a)(iv)	Schedule I to the Mutual Fund Custody Agreement, as of May 22, 2014.(11)

(g)(1)(a)(v)	Attachment A to the Mutual Fund Custody Agreement, as of February 18, 2015.(28)

(g)(1)(a)(vi)	Schedule I to the Mutual Fund Custody Agreement, as of February 18, 2015.(28)

(g)(1)(b)	Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of August 5, 2008.(1)

(g)(1)(c)	Fund Appendix to the Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of August 5, 2008, revised as of February 14, 2014.(17)

(g)(1)(d)	Amendment and Fund Appendix dated May 22, 2014 to the Global Custodial Services Agreement between the Registrant and Citibank, N.A dated as of August 5, 2008.(11)

(h)(1)	Revised Form of Broker-Dealer Agreement.(5)

(h)(2)(a)	Administration and Fund Accounting Agreement dated July 1, 2006 between Registrant and VCM.(9)

(h)(2)(b)	Amendment dated July 1, 2009 to Administration and Fund Accounting Agreement dated July 1, 2006.(4)

(h)(2)(c)	Amendment No. 2 dated July 1, 2012 to Administration and Fund Accounting Agreement dated July 1, 2006.(5)

(h)(2)(d)	Schedule D to the Administration and Fund Accounting Agreement dated July 1, 2006, current as of October 23, 2013.(7)

(h)(2)(e)	Schedule D to the Administration and Fund Accounting Agreement dated July 1, 2006, current as of February 19, 2014.(17)

(h)(2)(f)	Schedule D to the Administration and Fund Accounting Agreement dated July 1, 2006, current as of May 22, 2014.(19)
(h)(2)(g)	Schedule D to the Administration and Fund Accounting Agreement dated July 1, 2006, current as of February 18, 2015.(28)

(h)(3)(a)	Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006 between VCM and BISYS.(9)

(h)(3)(b)	First Amendment dated October 1, 2006 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(10)

(h)(3)(c)	Amendment dated July 1, 2009 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(4)

(h)(3)(d)	Amendment dated July 1, 2010 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(5)

(h)(3)(e)	Amendment dated July 1, 2012 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(5)

(h)(3)(f)	Amendment dated October 24, 2012 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(20)

(h)(3)(g)	Amendment dated October 23, 2013 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(7)

(h)(3)(h)	Amendment dated February 19, 2014 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(17)

(h)(3)(i)	Amendment dated May 22, 2014 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(19)

(h)(3)(j)	Amendment dated February 18, 2015 to the Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006.(28)

(h)(4)(a)	Transfer Agency Agreement dated April 1, 2002 between Registrant and BISYS.(18)

(h)(4)(b)	Schedule A to the Transfer Agency Agreement dated April 1, 2002, current as of December 2, 2009.(4)

(h)(4)(c)	Supplement dated June 3, 2002 to the Transfer Agency Agreement dated April 1, 2002.(18)

(h)(4)(d)	Amendment dated July 24, 2002 to the Transfer Agency Agreement dated April 1, 2002.(18)

(h)(4)(e)	Amendment dated May 18, 2004 to the Transfer Agency Agreement dated April 1, 2002.(12)

(h)(4)(f)	Amendment dated July 1, 2006 to the Transfer Agency Agreement dated April 1, 2002.(9)

(h)(4)(g)	Amendment dated July 1, 2009 to the Transfer Agency Agreement dated April 1, 2002.(4)

(h)(4)(h)	Amendment dated August 31, 2011 to the Transfer Agency Agreement dated April 1, 2002.(3)

(h)(4)(i)	Amendment dated July 1, 2012 to the Transfer Agency Agreement dated April 1, 2002. (21)

(h)(4)(j)	Amendment dated October 24, 2012 to the Transfer Agency Agreement dated April 1, 2002.(20)

(h)(4)(k)	Amendment dated October 23, 2013 to the Transfer Agency Agreement dated April 1, 2002.(7)

(h)(4)(l)	Amendment dated February 19, 2014 to the Transfer Agency Agreement dated April 1, 2002.(17)

(h)(4)(m)	Amendment dated April 1, 2015 to the Transfer Agency Agreement dated April 1, 2002.(28)

(h)(5)(a)	Transfer Agency and Registrar Agreement dated June 1, 2008, by and among Munder Series Trust and PFPC, Inc. (21)

(h)(5)(b)

Amendment dated June 1, 2011 to the Transfer Agency and Registrar Agreement dated June 1, 2008, by and among Munder Series Trust and BNY Mellon Investment Servicing (US) Inc. (fka PFPC, Inc. and PNC Global Investment Servicing Inc.) (22)

(h)(5)(c)

Red Flag Services Amendment dated May 1, 2009 to the Transfer Agency and Registrar Agreement dated June 1, 2008, by and among Munder Series Trust and PNC Global Investment Servicing Inc. (fka PFPC, Inc.) (22)

(h)(5)(d)	Amended Schedule D dated July 1, 2012 to the Transfer Agency and Registrar Agreement dated June 1, 2008, by and among Munder Series Trust and BNY Mellon Investment Servicing (US) Inc. (23)

(h)(5)(e)	Amendment dated June 28, 2013 to the Transfer Agency and Registrar Agreement dated June 1, 2008, by and among Munder Series Trust and BNY Mellon Investment Servicing (US) Inc. (24)

(h)(5)(f)

Assignment, Assumption and Amendment Agreement, dated as of August 20, 2014 (“Effective Date”), is being entered into by and among BNY Mellon Investment Servicing (US) Inc. (“BNYM”), Munder Series Trust, and Registrant.(12)

(h)(6)(a)	Expense Limitation Agreement dated as of August 1, 2013.(6)

(h)(6)(b)	Amendment to Expense Limitation Agreement dated as of October 23, 2013.(7)

(h)(6)(c)	Amendment to Expense Limitation Agreement dated as of February 19, 2014.(17)

(h)(6)(d)	Amendment to Expense Limitation Agreement dated as of March 1, 2015.(28)

(h)(6)(e)	Form of Expense Limitation Agreement.(12)

(h)(7)(a)	Expense Limitation Agreement relating to Balanced Fund dated as of August 1, 2013.(6)

(h)(7)(b)	Amendment to Expense Limitation Agreement dated as of February 19, 2014.(17)

(h)(8)(a)	Form of Fee Limitation Letter Agreement between Registrant and Adviser.(11)

(i)(1)(a)	Opinions of Morrison & Foerster LLP dated October 24, 2012 and Morris Nichols Arsht & Tunnell LLP dated October 24, 2012 relating to all then current Funds and Classes of Shares.(20)

(i)(1)(b)

Opinions of Morrison & Foerster LLP dated February 27, 2013 and Morris Nichols Arsht & Tunnell LLP dated February 27, 2013 relating to Class R Shares for Global, International and International Select Funds.(5)

(i)(1)(c)	Opinions of Morrison & Foerster LLP dated December 31, 2013 and Morris Nichols Arsht & Tunnell LLP dated December 31, 2013 relating to Select Fund.(8)

(i)(l)(d)	Opinions of Morrison & Foerster LLP dated March 28, 2014 and Morris Nichols Arsht & Tunnell LLP dated March 28, 2014 relating to Emerging Markets Small Cap Fund.(17)

(i)(l)(e)

Opinions of Morrison & Foerster LLP dated June 17, 2014 and Morris Nichols Arsht & Tunnell LLP dated June 17, 2014 relating to Integrity Micro-Cap Equity, Integrity Mid-Cap Value, Integrity Small/Mid Value, Integrity Small-Cap Value, Munder Emerging Markets Small-Cap, Munder Growth Opportunities, Munder Index 500, Munder International Fund-Core Equity, Munder International Small-Cap, Munder Mid-Cap Core Growth and Munder Total Return Bond.(19)

(i)(1)(f)	Opinions of Morrison & Foerster LLP dated February 13, 2015 and Morris Nichols Arsht & Tunnell LLP dated February 13, 2015 relating to Munder Small Cap Growth Fund.(26)

(i)(1)(g)

Opinions of Morrison & Foerster LLP dated February 24, 2015 and Morris Nichols Arsht & Tunnell LLP dated February 24, 2015 relating to Integrity Small/Mid-Cap Value Fund — Class R6, Munder Total Return Bond Fund — Class R6, Munder International Fund-Core Equity Class R6 and Fund for Income Class R6.(27)

(i)(1)(h)

Opinions of Morrison & Foerster LLP dated October 28, 2015 and Morris Nichols Arsht & Tunnell LLP dated October 28, 2015 relating to Integrity Mid-Cap Value Fund — Class R6, NewBridge Global Equity Fund — Class R6 and Sycamore Small Company Opportunity Fund — Class R6. (29)

(i)(2)	Consent of Morrison & Foerster LLP.

(i)(3)	Consent of Ernst & Young LLP.

(k)	Not applicable.

(l)(1)	Purchase Agreement dated November 12, 1986 between Registrant and Physicians Insurance Company of Ohio.(13)

(l)(2)	Purchase Agreement dated October 15, 1989.(14)

(l)(3)	Purchase Agreement.(15)

(l)(4)	Purchase Agreement dated February 16, 2010 with respect to Global Equity Fund.(16)

(l)(5)	Purchase Agreement dated October 31, 2012 with respect to Dividend Growth Fund.(20)

(l)(6)	Purchase Agreement dated December 30, 2013 with respect to Select Fund.(8)

(l)(7)	Purchase Agreement dated March 28, 2014 with respect to Emerging Markets Small Cap Fund.(17)

(l)(8)	Purchase Agreement dated October 30, 2015 with respect to Munder Small Cap Growth Fund.(28)

(m)(1)(a)	Amended and Restated Distribution and Service Plan dated December 11, 1998 as amended and restated February 20, 2013 for Class R Shares.(6)

(m)(1)(b)	Schedule I to the Amended and Restated Distribution and Service Plan for Class R Shares revised as of February 20, 2013. (6)

(m)(1)(c)	Schedule I to the Amended and Restated Distribution and Service Plan for Class R Shares revised as of May 22, 2014. (11)

(m)(2)(a)	Distribution and Service Plan dated February 26, 2002 as amended February 5, 2003 for Class C Shares.(6)

(m)(2)(b)	Schedule I to Distribution and Service Plan for Class C Shares, as revised October 24, 2012.(20)

(m)(2)(c)	Schedule I to Distribution and Service Plan for Class C Shares, as revised February 19, 2014.(17)

(m)(2)(d)	Schedule I to Distribution and Service Plan for Class C Shares, as revised May 22, 2014.(11)

(m)(3)(a)	Distribution and Service Plan dated August 1, 2013 for Class A shares of Registrant.(6)

(m)(3)(b)	Schedule I to Distribution and Service Plan for Class A Shares, current as of August 1, 2013.(6)

(m)(3)(c)	Schedule I to Distribution and Service Plan for Class A Shares, as revised October 23, 2013.(7)

(m)(3)(d)	Schedule I to Distribution and Service Plan for Class A Shares, as revised February 19, 2014.(17)

(m)(3)(e)	Schedule I to Distribution and Service Plan for Class A Shares, as revised May 22, 2014.(11)

(m)(3)(f)	Schedule I to Distribution and Service Plan for Class A Shares, as revised February 18, 2015.(28)

(n)(1)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated February 20, 2013.(5)

(n)(2)	Amended and Restated Rule 18f-3 Multi-Class Plan, second amended and restated February 20, 2013.(6)

(n)(3)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated October 23, 2013.(7)

(n)(4)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated February 19, 2014.(17)

(n)(5)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated May 22, 2014.(11)

(n)(6)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated February 18, 2015.(28)

(n)(7)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated October 21, 2015.(filed herewith)

(p)(1)	Code of Ethics of Registrant as revised November 30, 2011.(20)

(p)(2)	Code of Ethics of the Adviser and the Distributor dated November 1, 2014.(27)

(p)(3)	Code of Ethics of World Asset Management, Inc. (12)

Powers of Attorney of Leigh A. Wilson, Nigel D. T. Andrews, David Brooks Adcock, E. Lee Beard, David C. Brown, David L. Meyer and Sally M. Dungan.(3)

Power of Attorney of Thomas P. Lemke.(25)

Power of Attorney of John L. Kelly.(26)

(1) Filed as an Exhibit to Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed electronically on November 14, 2008, accession number 0001104659-08071024.

(2) Filed as an Exhibit to Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A filed electronically on June 1, 2000, accession number 0000922423-00-000816.

(3) Filed as an Exhibit to Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed electronically on December 22, 2011, accession number 0001104659-11-070891.

(4) Filed as an Exhibit to Post-Effective Amendment No. 89 to Registrant’s Registration Statement on Form N-1A filed electronically on December 4, 2009, accession number 0001104659-09-068535.

(5) Filed as an Exhibit to Post-Effective Amendment No 103 to Registrant’s Registration Statement on Form N-1A filed electronically on February 27, 2013, accession number 0001104659-13-015010.

(6) Filed as an Exhibit to Post-Effective Amendment No. 105 to Registrant’s Registration Statement on Form N-1A filed electronically on October 15, 2013, accession number 0001104659-13-075668.

(7) Filed as an Exhibit to Post-Effective Amendment No. 106 to Registrant’s Registration Statement on Form N-1A filed electronically on December 23, 2013, accession number 0001104659-13-092003.

(8) Filed as an Exhibit to Post-Effective Amendment No. 107 to Registrant’s Registration Statement on Form N-1A filed electronically on December 31, 2013, accession number 0001104659-13-093041.

(9) Filed as an Exhibit to Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A filed electronically on December 20, 2006, accession number 0001104659-06-082890.

(10) Filed as an Exhibit to Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A filed electronically on June 29, 2007, accession number 0001104659-07-051406.

(11) Filed as an Exhibit to Registrant’s Registration Statement on Form N-14, File No. 333-19666, filed electronically on June 11, 2014, accession number 0001104659-14-045290.

(12) Filed as an Exhibit to Post-Effective Amendment No. 120 to Registrant’s Registration Statement on Form N-1A filed electronically on October 10, 2014, accession number 0001104659-14-071313.

(13) Filed as Exhibit 13 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A filed on November 13, 1986.

(14) Filed as Exhibit 13(b) to Registrant’s Post-Effective Amendment No. 7 to Registration Statement on Form N-1A filed on December 1, 1989.

(15) Filed as Exhibit 13(c) to Registrant’s Post-Effective Amendment No. 7 to Registration Statement on Form N-1A filed on December 1, 1989.

(16) Filed as an Exhibit to Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A filed electronically on February 16, 2010, accession number 0001104659-10-007421.

(17) Filed as an Exhibit to Post-Effective Amendment No. 112 to Registrant’s Registration Statement on Form N-1A filed electronically on March 28, 2014, accession number 0001104659-14-024014.

(18) Filed as an Exhibit to Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A filed electronically on December 27, 2002, accession number 0000922423-02-001283.

(19) Filed as an Exhibit to Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A filed electronically on June 17, 2014, accession number 0001104659-14-046546.

(20) Filed as an Exhibit to Post-Effective Amendment No. 101 to Registrant’s Registration Statement on Form N-1A filed electronically on October 26, 2012, accession number 0001104659-12-071603.

(21) Filed as an Exhibit to Post-Effective Amendment No. 30 to Munder Series Trust’s Registration Statement on Form N-1A filed electronically on October 28, 2008, accession number 0001193125-08-218017.

(22) Filed as an Exhibit to Post-Effective Amendment No. 38 to Munder Series Trust’s Registration Statement on Form N-1A filed electronically on June 29, 2011, accession number 0001144204-11-038223.

(23) Filed as an Exhibit to Post-Effective Amendment No. 48 to Munder Series Trust’s Registration Statement on Form N-1A filed electronically on April 17, 2013, accession number 0001104659-13-030338.

(24) Filed as an Exhibit to Post-Effective Amendment No. 51 to Munder Series Trust’s Registration Statement on Form N-1A filed electronically on October 28, 2013, accession number 0001104659-13-078255.

(25) Filed as an Exhibit to Registrant’s Registration Statement on Form N-14, File No. 333-19666, filed electronically on November 24, 2014, accession number 0001104659-14-0830008.

(26) Filed as an Exhibit to Post-Effective Amendment No. 122 to Registrant’s Registration Statement on Form N-1A filed electronically on February 20, 2015, accession number 0001104659-15-012670.

(27) Filed as an Exhibit to Post-Effective Amendment No. 123 to Registrant’s Registration Statement on Form N-1A filed electronically on February 26, 2015, accession number 0001104659-15-014530.

(28) Filed as an Exhibit to Post-Effective Amendment No. 126 to Registrant’s Registration Statement on Form N-1A filed electronically on May 4, 2015, accession number 0001104659-15-033255.

(29) Filed as an Exhibit to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed electronically on October 28, 2015, accession number 0001104659-15-073617.

Item 29. Persons Controlled by or Under Common Control with Registrant.

None.

Item 30. Indemnification

Article X, Section 10.02 of Registrant’s Delaware Trust Instrument, as amended, incorporated herein as Exhibit (a)(2)(a) hereto, provides for the indemnification of Registrant’s Trustees and officers, as follows:

Section 10.02 Indemnification.

(a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

(i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.”

Indemnification of the Fund’s principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto, Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(d) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(c) hereto. Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Victory Capital Management Inc. (“VCM” or the “Adviser”) is, effective July 31, 2013, a wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”). A majority of the equity interest in VCH is owned by Crestview Partners, through one or more investment vehicles, with employees of VCM owning a substantial minority interest in VCH. VCM provides investment advisory services to institutional clients including corporations, non-profits, public funds, Taft-Harley and sub-advisory clients. VCM offers domestic and international equity and domestic fixed income strategies to investors through a variety of products, including mutual funds, separate accounts, and collective trust funds. As of September 30, 2015, VCM managed or advised assets totaling in excess $33.3 billion for individual an institutional clients. VCM’s principal offices are located at 4900 Tiedeman Road, 4th Floor, Brooklyn, OH 44144, with additional offices in New York, Cincinnati, Tampa and Denver.

To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that prior to August 1, 2013, certain directors and officers of the Adviser also held positions with the former parent company of VCM, KeyCorp or its subsidiaries, located at 127 Public Square, Cleveland, Ohio 44114.

The principal executive officers and directors of VCM and VCH are as follows:

David C. Brown	•Director, Chairman and Chief Executive Officer of VCM and VCH
Kelly S. Cliff	• Director, President, Investment Franchises of VCM and VCH
Michael D. Policarpo, II	• Director, Chief Financial Officer and Treasurer of VCM and VCH
Gregory J. Ewald	• Director, Chief Legal Officer and Secretary of VCM and VCH

The business address of the foregoing individuals is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

Item 32. Principal Underwriter

(a) Victory Capital Advisers, Inc. (“VCA”) acts as principal underwriter for the shares of Registrant, Victory Portfolios II, Victory Variable Insurance Funds and Victory Institutional Funds.

(b) VCA, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, acts solely as distributor for the investment companies listed above. The officers of VCA, all of whose principal business address is set forth above, are:

Name	Positions and Offices with VCA	Position and Offices with Registrant
Michael D. Policarpo, II	President	President
Donald Inks	Financial Operations Principal, Treasurer	None
Peter Scharich	Chief Compliance Officer and AML Officer	None
Gregory J. Ewald	Chief Legal Officer and Secretary	None

(c) Not applicable.

Item 33. Location of Accounts and Records

(1) Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 (records relating to its functions as investment adviser and administrator).

(2) KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114 (records relating to its function as custodian and shareholder servicing agent).

(3) Citibank N.A., 388 Greenwich St., New York, New York 10013 (records relating to its function as custodian for the Emerging Markets Small Cap, International, International Select, Global Equity, Munder Emerging Markets Small-Cap, Munder International Fund-Core Equity and Munder International Small-Cap Funds).

(4) Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as sub-administrator, sub-fund accountant).

(5) SunGard Investor Services LLC., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent and dividend disbursing agent).

(6) Victory Capital Advisers, Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 (records relating to its function as distributor).

(7) KPB Investment Advisors LLC, 127 Public Square, Cleveland, Ohio 44114 (records relating to its function as sub-adviser to the National Municipal Bond and Ohio Municipal Bond Funds)

(8) World Asset Management, Inc., 255 E. Brown Street, Birmingham, Michigan 48009 (records relating to its function as sub-adviser to the Munder Index 500 Fund)

Item 34. Management Services

None.

Item 35. Undertakings

None.

NOTICE

A copy of the Certificate of Trust of Registrant is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to Registrant’s Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 22nd day December, 2015.

VICTORY PORTFOLIOS

(Registrant)

By:	/s/ Christopher K. Dyer
Christopher K. Dyer, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 22nd day of December, 2015.

/s/ Christopher K. Dyer	President
Christopher K. Dyer

/s/ Christopher E. Sabato	Treasurer
Christopher E. Sabato

*	Chairman of the Board and Trustee
Leigh A. Wilson

*	Trustee
David Brooks Adcock

*	Trustee
Nigel D. T. Andrews

*	Trustee
E. Lee Beard

*	Trustee
David C. Brown

*	Trustee
Sally M. Dungan

*	Trustee
John L. Kelly

*	Trustee
David L. Meyer

*By:	/s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact

VICTORY PORTFOLIOS

INDEX TO EXHIBITS

Item 23.

Exhibit Number

Exhibits:

EX-99.(n)(7)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated October 21, 2015.

C-2